Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Redeemable Preferred Shares Activities

The Company’s convertible redeemable preferred shares activities for the years ended December 31, 2015, 2016 and 2017 are summarized below:

	Series A Shares		Series B Shares		Series C Shares
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
		US$’000		US$’000		US$’000
Balance as of January 1, 2015	4,912,934	6,220	14,084,239	31,890	—	—
Issuance of Series C convertible redeemable preferred shares, net of issuance costs	—	—	—	—	1,728,989	43,639
Accretion on convertible redeemable preferred shares to redemption value	—	288	—	1,621	—	1,292
Balance as of December 31, 2015	4,912,934	6,508	14,084,239	33,511	1,728,989	44,931
Issuance of Series C convertible redeemable preferred shares, net of issuance costs	—	—	—	—	1,129,405	28,891
Receivable for issuance of Series C convertible redeemable preferred shares	—	—	—	—	—	(4,000)
Accretion on convertible redeemable preferred shares to redemption value	—	288	—	1,621	—	4,468
Balance as of December 31, 2016	4,912,934	6,796	14,084,239	35,132	2,858,394	74,290
Issuance of Series C convertible redeemable preferred shares, net of issuance costs	—	—	—	—	711,563	18,035
Receivable for issuance of Series C convertible redeemable preferred shares	—	—	—	—	—	4000
Accretion on convertible redeemable preferred shares to redemption value	—	96	—	540	—	2,232
Deemed dividend to preferred shareholders upon IPO	—	—	—	—	13,672,340	82,034
Converted to ordinary shares upon IPO	(4,912,934)	(6,892)	(14,084,239)	(35,672)	(17,242,297)	(180,591)
Balance as of December 31, 2017	—	—	—	—	—	—